FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) MXN ($)	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) MXN ($)	Dec. 31, 2019 USD ($) CAD ($)	Dec. 31, 2019 USD ($)
Financial Instruments
Average foreign exchange rate	19.9487			1.2732	1.0000	18.9394	1.2988	1.0000
Newmont Loan
Financial Instruments
Borrowings	$ 9,900,000	$ 9,900,000	$ 9,900,000	$ 9,900,000	$ 9,900,000
Average foreign exchange rate | $ / $		19.9500
Tax rate effect of foreign tax rates			10.50%
Camino Project Loan
Financial Instruments
Estimated fair value	$ 66,400,000	$ 66,400,000	$ 66,400,000	$ 66,400,000	$ 66,400,000	$ 16,100,000	$ 16,100,000	$ 16,100,000
Discount rate	10.80%	10.80%	10.80%	10.80%	10.80%	10.60%	10.60%	10.60%
Carrying value
Financial Instruments
Financial assets	$ 75,002,000	$ 75,002,000	$ 75,002,000	$ 75,002,000	$ 75,002,000	$ 23,633,000	$ 23,633,000	$ 23,633,000
Financial liabilities	72,993,000	72,993,000	72,993,000	72,993,000	72,993,000	23,454,000	23,454,000	23,454,000
Carrying value | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	2,583,000	2,583,000	2,583,000	2,583,000	2,583,000	779,000	779,000	779,000
Carrying value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	274,000	274,000	274,000	274,000	274,000	67,000	67,000	67,000
Carrying value | Amortized cost, liabilities | Camino Rojo Project Loan
Financial Instruments
Financial liabilities	60,696,000	60,696,000	60,696,000	60,696,000	60,696,000	12,961,000	12,961,000	12,961,000
Carrying value | Amortized cost, liabilities | Newmont Loan
Financial Instruments
Financial liabilities	9,440,000	9,440,000	9,440,000	9,440,000	9,440,000	9,647,000	9,647,000	9,647,000
Carrying value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets	72,180,000	72,180,000	72,180,000	72,180,000	72,180,000	23,106,000	23,106,000	23,106,000
Carrying value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	39,000	39,000	39,000	39,000	39,000	18,000	18,000	18,000
Carrying value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	2,783,000	2,783,000	2,783,000	2,783,000	2,783,000	509,000	509,000	509,000
Fair value
Financial Instruments
Financial assets	75,002,000	75,002,000	75,002,000	75,002,000	75,002,000	23,633,000	23,633,000	23,633,000
Financial liabilities	79,175,000	79,175,000	79,175,000	79,175,000	79,175,000	26,606,000	26,606,000	26,606,000
Fair value | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	2,583,000	2,583,000	2,583,000	2,583,000	2,583,000	779,000	779,000	779,000
Fair value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	274,000	274,000	274,000	274,000	274,000	67,000	67,000	67,000
Fair value | Amortized cost, liabilities | Camino Rojo Project Loan
Financial Instruments
Financial liabilities	66,443,000	66,443,000	66,443,000	66,443,000	66,443,000	16,113,000	16,113,000	16,113,000
Fair value | Amortized cost, liabilities | Newmont Loan
Financial Instruments
Financial liabilities	9,875,000	9,875,000	9,875,000	9,875,000	9,875,000	9,647,000	9,647,000	9,647,000
Fair value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets	72,180,000	72,180,000	72,180,000	72,180,000	72,180,000	23,106,000	23,106,000	23,106,000
Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	39,000	39,000	39,000	39,000	39,000	18,000	18,000	18,000
Fair value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	2,783,000	2,783,000	2,783,000	2,783,000	2,783,000	509,000	509,000	509,000
Approximate fair value due to short term nature of the instrument
Financial Instruments
Financial assets	14,000	14,000	14,000	14,000	14,000	18,000	18,000	18,000
Financial liabilities	2,583,000	2,583,000	2,583,000	2,583,000	2,583,000	846,000	846,000	846,000
Approximate fair value due to short term nature of the instrument | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	2,583,000	2,583,000	2,583,000	2,583,000	2,583,000	779,000	779,000	779,000
Approximate fair value due to short term nature of the instrument | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities						67,000	67,000	67,000
Approximate fair value due to short term nature of the instrument | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	14,000	14,000	14,000	14,000	14,000	18,000	18,000	18,000
Level 1 of fair value hierarchy [member] | Fair value
Financial Instruments
Financial assets	72,205,000	72,205,000	72,205,000	72,205,000	72,205,000	23,106,000	23,106,000	23,106,000
Level 1 of fair value hierarchy [member] | Fair value | FVTPL, financial asset | Cash and cash equivalents
Financial Instruments
Financial assets	72,180,000	72,180,000	72,180,000	72,180,000	72,180,000	23,106,000	23,106,000	23,106,000
Level 1 of fair value hierarchy [member] | Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	25,000	25,000	25,000	25,000	25,000
Level 2 of fair value hierarchy [member] | Fair value
Financial Instruments
Financial assets	2,783,000	2,783,000	2,783,000	2,783,000	2,783,000	509,000	509,000	509,000
Financial liabilities	76,592,000	76,592,000	76,592,000	76,592,000	76,592,000	25,760,000	25,760,000	25,760,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	274,000	274,000	274,000	274,000	274,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Camino Rojo Project Loan
Financial Instruments
Financial liabilities	66,443,000	66,443,000	66,443,000	66,443,000	66,443,000	16,113,000	16,113,000	16,113,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Newmont Loan
Financial Instruments
Financial liabilities	9,875,000	9,875,000	9,875,000	9,875,000	9,875,000	9,647,000	9,647,000	9,647,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	$ 2,783,000	$ 2,783,000	$ 2,783,000	$ 2,783,000	$ 2,783,000	$ 509,000	$ 509,000	$ 509,000